UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [X]; Amendment Number:  1
                                               -------
This Amendment (Check only one.):               [X]is  a  restatement.
                                                [ ]adds  new  holdings
                                                   entries.
Institutional  Investment  Manager  Filing  this  Report:

Name:      T.H. Fitzgerald, Jr.
           T.H. Fitzgerald & Co.
           -----------------------------------------------------
Address:   180 Church Street
           Naugatuck, CT 06770
           -----------------------------------------------------


Form  13F  File  Number:  28-7777777
                          ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Kathleen Doback
        -------------------------
Title:  Financial Manager
        -------------------------
Phone:  203-729-1200
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Kathleen Doback                   Naugatuck, CT                   9/22/2000
-------------------                   -------------                   ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

28-____________   ________________________________________

28-____________   ________________________________________

         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report  Summary: 1
Number of Other Included Managers:                       1
                                              ------------

Form  13F  Information  Table  Entry  Total:            39
                                              ------------

Form  13F  Information  Table  Value  Total:  $279,095,708
                                              ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
ADC TELECOMMUNICATN            COM              000886101 14401337  171700          SOLE             SOLE      0    0
ADOBE SYSTEM                   COM              00724F101  5187000   39900          SOLE             SOLE      0    0
ADVANCED MICRO DVCS            COM              007903107  7616850   98600          SOLE             SOLE      0    0
ALTERA CORP.                   COM              021441100  4138662   40600          SOLE             SOLE      0    0
AMERICAN DIV. HOLDINGS         COM              02541N101        0  474550          SOLE             SOLE      0    0
ANALOG DEVICES INC             COM              032654105 12821200  168700          SOLE             SOLE      0    0
AVANEX CORP                    COM              05348W109  9559550  100100          SOLE             SOLE      0    0
BROADCOM CP                    COM              111320107 15172368   69300          SOLE             SOLE      0    0
BROCADE COMMUNC. SYS           COM              111621108  6715528   36600          SOLE             SOLE      0    0
CHECKPOINT SOFTWARE            COM              M22465104  4849075   22900          SOLE             SOLE      0    0
CORNING INC.                   COM              219350105  6099175   22600          SOLE             SOLE      0    0
CREE INC                       COM              225447101 10306200   77200          SOLE             SOLE      0    0
EOG RES INC                    COM              26875P101  2757050   82300          SOLE             SOLE      0    0
INKTOMI CORP                   COM              457277101  7591650   64200          SOLE             SOLE      0    0
INTEGRATED DEVICES             COM              458118106  9424325  157400          SOLE             SOLE      0    0
JDS UNIPHASE                   COM              46612J101 12574887  104900          SOLE             SOLE      0    0
JUNIPER NETWORKS               COM              48203R104  7103450   48800          SOLE             SOLE      0    0
KEMET CP                       COM              488360108  4285687  171000          SOLE             SOLE      0    0
LINEAR TECHNOLOGY              COM              535678106  4194300   65600          SOLE             SOLE      0    0
LSI LOGIC CORP.                COM              502161102  9000987  166300          SOLE             SOLE      0    0
MRV COMMUNICATIONS             COM              553477100  4808375   71500          SOLE             SOLE      0    0
NEWPORT CORP                   COM              651824104  5841200   54400          SOLE             SOLE      0    0
NORTEL NETWORKS                COM              656568102  5378100   78800          SOLE             SOLE      0    0
NOVELLUS SYS                   COM              670008101  6040875  106800          SOLE             SOLE      0    0
NVIDIA CORP                    COM              67066G104  7080862  111400          SOLE             SOLE      0    0
PE CORP CELERA GEN             COM              69332S102 10028000  109000          SOLE             SOLE      0    0
PMC SIERRA                     COM              69344F106  8013706   45100          SOLE             SOLE      0    0
POWERWAVE TECH                 COM              739363109  5667200  128800          SOLE             SOLE      0    0
RAMBUS INC. DEL                COM              750917106  2935500   28500          SOLE             SOLE      0    0
REDHAT INC                     COM              75657702     21648     800          SOLE             SOLE      0    0
REDBACK NETWORKS               COM              757209101  8132275   45400          SOLE             SOLE      0    0
SDL INC                        COM              784076101 18109406   63500          SOLE             SOLE      0    0
SIEBEL SYSTEMS                 COM              826170102  6738775   41200          SOLE             SOLE      0    0
SILICON STORAGE                COM              827057100  7842150   88800          SOLE             SOLE      0    0
TERADYNE                       COM              880770102  8739150  118900          SOLE             SOLE      0    0
TEXAS INSTRUMENTS              COM              882508104  3819025   55600          SOLE             SOLE      0    0
TOLLGRADGE COMM.               COM              889542106  4438750   33500          SOLE             SOLE      0    0
TRIQUINT SEMICONDUCTOR         COM              89674K103  7090443   74100          SOLE             SOLE      0    0
YAHOO                          COM              984332106  4570987   36900          SOLE             SOLE      0    0